Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

Note 23: Supplemental Cash Flow Information

Supplemental cash flow information is as follows:

	Years Ended December 31,
	2015	2014	2013
	(In thousands)
Income tax refunds received	$4,068	$12,681	$11,165
Income taxes paid	(24,960)	(25,308)	(79,778)
Interest paid, net of amount capitalized	(91,496)	(70,915)	(60,340)